FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENTS [Abstract]
Carrying Amounts and Fair Values of Financial Instruments
The carrying amounts and fair values of the Company’s debt instruments are as follows (dollars in thousands):

	As of December 31, 2017		As of December 31, 2016
	Principal Amount Outstanding	Fair Value	Principal Amount Outstanding	Fair Value
Securitization Notes	$101,551	$95,839	$139,741	$134,850
Nord LB Facility	153,176	153,176	171,509	171,509
CBA Facility	49,080	49,080	56,146	56,146
Term Loan	431,271	431,271	404,016	406,804
Magellan Acquisition Limited Facility	331,768	331,768	—	—
Fly Acquisition III Facility	86,520	86,520	113,045	113,045
Other Aircraft Secured Borrowings	905,525	905,525	980,967	980,967
2020 Notes	—	—	375,000	394,219
2021 Notes	325,000	339,235	325,000	340,438
2024 Notes	300,000	301,500	—	—

Asset and Liabilities Measured at Fair Value on Recurring Basis
As of December 31, 2017 and 2016, the categorized derivative assets and liabilities measured at fair value on a recurring basis, based upon the lowest level of significant inputs to the valuations are as follows (dollars in thousands):

	Level 1	Level 2	Level 3	Total
December 31, 2017:
Derivative assets	—	$2,643	—	$2,643
Derivative liabilities	—	7,344	—	7,344
December 31, 2016:
Derivative assets	—	$1,905	—	$1,905
Derivative liabilities	—	13,281	—	13,281